Share-Based Payments - by Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allocation of Share-Based Payment Expense by function
Cost of cloud	€ 40	€ 56	€ 27
Cost of software	55	82	51
Cost of services	175	246	142
Research and development	296	429	210
Sales and marketing	360	562	312
General and administration	157	461	88
Share-based payment expenses	1,084	1,835	830
Thereof cash-settled share-based payments	893	1,664	674
Thereof equity-settled share-based payments	191	171	€ 156
Amount paid related to share based payments that became fully vested as part of the restructuring plan	46	€ 79
LTI 2020
Allocation of Share-Based Payment Expense by function
Thereof cash-settled share-based payments	€ 6
Trading days	20 days
Percentage of payout amount per share unit	200.00%